Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8. Property, plant and equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2024, 2023 and 2022 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234
Additions	413	1,368	473	104	3,103	4,768	10,229
Disposals	(8)	(667)	(1,392)	(1,688)	(950)	(101)	(4,806)
Impairment loss	—	40	—	—	(118)	—	(78)
Reclassifications from constr. in progress	253	36	—	—	3,532	(3,821)	—
Effect of translation adj.	(592)	276	(71)	104	(636)	(19)	(938)
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641
Additions	385	3,459	363	138	2,823	95	7,263
Disposals	(79)	(3,121)	(988)	(360)	(6,576)	(4)	(11,128)
Reclassifications to asset held for sale	(23,665)	—	—	—	—	—	(23,665)
Impairment loss	21	75	11	36	—	—	143
Reclassifications from constr. in progress	550	859	23	—	260	(1,692)	—
Effect of translation adj.	671	(660)	58	40	1,093	(9)	1,193
Cost as at December 31, 2024	135,750	116,644	12,462	5,712	24,650	229	295,447

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)
Depreciation	(3,584)	(3,189)	(323)	(172)	(2,042)	—	(9,310)
Disposals	—	642	1,374	1,685	812	—	4,513
Effect of translation adj.	214	(279)	72	(102)	571	—	476
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)
Depreciation	(3,485)	(3,318)	(373)	(159)	(1,640)	—	(8,975)
Disposals	42	2,423	955	340	6,548	—	10,308
Reclassifications to asset held for sale	14,898	—	—	—	—	—	14,898
Effect of translation adj.	(669)	510	(57)	(39)	(110)	—	(365)
Accumulated depreciation as at December 31, 2024	(88,677)	(103,781)	(11,403)	(5,482)	(11,915)	—	(221,258)

Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431
Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517
Net book value as at December 31, 2024	47,073	12,863	1,059	230	12,735	229	74,189

Annual rate of depreciation for 2024 and 2023	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

As at December 31, 2024 and 2023, the carrying amount of property, plant and equipment temporarily idle is 4,744 and 5,568, respectively.

As at December 31, 2024, properties with a carrying amount of 32,231 (31,576 as at December 31, 2023) are subject to registered mortgages to guarantee the long-term borrowings (see note 20).

The following tables show a breakdown of property, plant and equipment by country.

	31/12/24	31/12/23
Italy	41,523	44,239
Romania	16,585	17,520
United States of America	11,381	18,259
Brazil	2,574	3,167
Europe	1,168	919
China	779	166
Other countries	179	247
Total	74,189	84,517

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/24	31/12/23
Italian upholstered furniture plant	29,279	30,108
Romanian upholstered furniture plant	17,856	18,769
Brazilian upholstered furniture plant	2,862	3,524
Chinese upholstered furniture plant	2,353	1,419
Others	21,839	30,697
Total	74,189	84,517

As at December 31, 2024, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. The Group performed the impairment assessment in accordance with its accounting policy discussed in note 4(i).

Further, the significant assumptions used by the Group in estimating the value in use were the annual sales growth rates used to estimate the forecasted revenue for the years 2025-2029, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at the CGU level, including the effects of the duration of the current economic uncertainty. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions have a significant effect on the value in use. Specifically, such assumptions were based on the Group’s future business performances and other forward-looking assumptions that entail significant judgments by management and are heavily impacted by several external events. Finally, the projections of cash flows for the years 2025-2029 have been determined based on the Business Plan approved by the Board of Directors. The forecasts have been developed taking into account the actual results achieved by the Group.

The significant assumptions that were used in performing the 2024 impairment test for the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs are as follows:

— Italian upholstered furniture plant: weighted average cost of capital rate 8.99%, long-term growth rate 2.01%, annual sales growth rate for 2025 equal to +38.11% and annual sales growth rate (average of 2026-2029 period) equal to +5.00%. The significant growth projected for 2025 is primarily due to the relocation to Italy of part of the production that had been carried out in China in previous years.

— Directly operated retail stores CGUs located in the U.S.: weighted average cost of capital rate 9.98%, long-term growth rate 2.54%, annual sales growth rate for 2025 equal to +12.04% and annual sales growth rate (average of 2026-2029 period) equal to +9.52%.

— Directly operated retail stores CGUs located in Italy: weighted average cost of capital rate 8.99%, long-term growth rate 2.01%, annual sales growth rate for 2025 equal to +16.86% and annual sales growth rate (average of 2026-2029 period) equal to +5.24%.

— Directly operated retail stores CGUs located in Spain: weighted average cost of capital rate 8.93%, long-term growth rate 2.10%, annual sales growth rate for 2025 equal to +15.19% and annual sales growth rate (average of 2026-2029 period) equal to +5.48%.

— Directly operated retail stores CGUs located in the UK: weighted average cost of capital rate 8.97%, long-term growth rate 2.85%, annual sales growth rate for 2025 equal to 4.95% and annual sales growth rate (average of 2026-2028 period) equal to +8.96%.

For property, plant and equipment temporarily idle, the fair value less costs to sell was estimated through independent third-party appraisals, which assessed the fair value of land and buildings using the comparable market method and assessed the fair value of machinery and equipment using the depreciated replacement cost method, adjusted for an obsolescence rate and a marketability rate.

As a result of the 2024 and 2023 impairment assessment performed by the Group, impairment losses of zero and 118, respectively, have emerged for property, plant and equipment. Conversely, with reference to other specific CGUs, an impairment reversal of 143 and 40 in 2024 and 2023, respectively, has emerged.

The Group conducted sensitivity analyses across all Cash Generating Units (CGUs). In particular, stress scenarios were defined by gradually increasing the WACC rate by up to 2 percentage points and reducing the terminal growth rate (g-rate) assumptions down to zero. The results of the analysis for the year 2024 indicated that, even under these adverse conditions, the CGUs related to the Italian plant and the majority of store CGUs would not require impairment. Within the most negative stress scenario considered, the risk of impairment would be limited to two store CGUs in the United States, one store in Spain, and two stores in Italy.